Income Taxes - Summary of Differences and Related Tax Rate (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2024	Jan. 31, 2023
Disclosure Of Income Taxes [Abstract]
Income taxes (recovery)	$ (517)	$ 104	$ (749)	$ (425)